IMPAIRMENT	12 Months Ended
Dec. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [text block] [Abstract]
Disclosure of impairment loss and reversal of impairment loss [text block]

11    Impairment

	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit- impaired £m	Total £m
Year ended 31 December 2018
Impact of transfers between stages	(10)	18	445	–	453
Other changes in credit quality	(23)	(14)	545	69	577
Additions (repayments)	19	(84)	27	(69)	(107)
Methodology changes	(71)	(21)	72	–	(20)
Other items	(13)	–	36	–	23
Other items impacting the impairment charge	(88)	(119)	680	–	473
Total impairment	(98)	(101)	1,125	–	926

In respect of:
Loans and advances to banks	1	–	–	–	1
Loans and advances to customers	(65)	(53)	1,129	–	1,011
Impairment charge on drawn balances	(64)	(53)	1,129	–	1,012
Loan commitments and financial guarantees	(20)	(48)	(4)	–	(72)
Financial assets at fair value through other comprehensive income	(14)	–	–	–	(14)
Total impairment	(98)	(101)	1,125	–	926

The Group’s impairment charge comprises the following items:

Transfers between stages

The net impact on the impairment charge of transfers between stages.

Other changes in credit quality

Changes in loss allowance as a result of movements in risk parameters that reflect changes in customer quality, but which have not resulted in a transfer to a different stage. This also contains the impact on the impairment charge as a result of write-offs and recoveries, where the related loss allowances are reassessed to reflect ultimate realisable or recoverable value.

Additions (repayments)

Expected loss allowances are recognised on origination of new loans or further drawdowns of existing facilities. Repayments relate to the reduction of loss allowances as a result of repayments of outstanding balances.

Methodology changes

Increase or decrease in impairment charge as a result of adjustments to the models used for expected credit loss calculations; as either changes to the model inputs (risk parameters) or to the underlying assumptions.

	2017 £m	2016 £m
Impairment losses on loans and receivables:
Loans and advances to customers	696	592
Debt securities classified as loans and receivables	(6)	–
Total impairment losses on loans and receivables	690	592
Impairment of available-for-sale financial assets	6	173
Other credit risk provisions	(9)	(13)
Total impairment charged to the income statement	687	752

Movements in the Group’s impairment allowances are shown in note 18.